As filed with the Securities and Exchange Commission on July 20, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
May 31, 2015 (Unaudited)

Shares			Value
		COMMON STOCKS - 93.4%
		Internet - Commerce - 12.4%
2,900		Amazon.com, Inc. *	$1,244,767
310,000		E-House (China) Holdings Ltd. - ADR ^	1,723,600
8,500		Expedia, Inc.	911,710
32,226		Shutterfly, Inc. *	1,498,509
			5,378,586
		Internet - Infrastructure -38.7%
12,000		Apple Computer, Inc.	1,563,360
69,000		Castlight Health, Inc. *	602,370
56,800		CEVA, Inc. *	1,166,672
37,100		Cvent, Inc. *	977,956
248,000		Digital Turbine Inc. *	1,036,640
17,200		Ellie Mae, Inc. *	1,087,384
189,246		Immersion Corp. *	2,287,984
37,981		LogMeIn, Inc. *	2,410,654
470,000		Mitek Systems, Inc. *	1,551,000
98,563		Numerex Corp. *	843,699
37,400		Rally Software Development Corp. *	726,308
18,000		Red Hat, Inc. *	1,390,860
15,600		Salesforce.com, Inc. *	1,134,900
			16,779,787
		Internet - Media - 42.3%
20,600		Facebook, Inc. *	1,631,314
3,050		Google Inc. *	1,622,936
198,084		Jiayuan.com International Ltd. - ADR ^	1,838,220
6,400		LinkedIn Corp. *	1,247,552
76,000		Pandora Media, Inc. *	1,418,920
40,400		SINA Corp. *^	1,645,492
85,000		Tencent Holdings Ltd.	1,695,148
23,400		TripAdvisor, Inc. *	1,784,484
42,400		Twitter, Inc. *	1,554,808
38,874		Yahoo! Inc. *	1,669,055
46,750		Yelp Inc. *	2,239,792
			18,347,721

		TOTAL COMMON STOCKS (Cost $27,369,463)	40,506,094

		SHORT TERM INVESTMENT - 7.1%
		Money Market Fund - 7.1%
3,093,781		Fidelity Government Portfolio-Class I, 0.01% (a)	3,093,781
		TOTAL SHORT TERM INVESTMENT (Cost $3,093,781)	3,093,781

		TOTAL INVESTMENTS (Cost $30,463,244) - 100.5%	43,599,875
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(198,292)
		TOTAL NET ASSETS - 100.0%	$43,401,583

	*	Non Income Producing.
	ADR	American Depositary Receipt.
	^	U.S. Dollar-denominated foreign security.
	(a)	7 - day yield

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of May 31, 2015:
	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$5,378,586	$-	$-	$5,378,586
Internet - Infrastructure	16,779,787	-	-	16,779,787
Internet - Media	16,652,573	1,695,148	-	18,347,721
Total Common Stock	38,810,946	1,695,148	-	40,506,094

Short Term Investment
Money Market Fund	3,093,781	-	-	3,093,781

Total Investments in Securities	$41,904,727	$1,695,148	$-	$43,599,875

* There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Small Cap Growth Fund
Schedule of Investments
May 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.8%
	Biotech & Pharmaceuticals - 26.2%
68,400	Array BioPharma Inc. *	$523,260
10,700	Celldex Therapeutics, Inc. *	308,909
27,851	Cempra, Inc. *	1,022,410
14,800	Esperion Therapeutics, Inc. *	1,591,148
38,600	Omeros Corp. *	766,210
8,000	Pacira Pharmaceuticals, Inc. *	625,680
24,000	Tetraphase Pharmaceuticals, Inc. *	1,029,120
33,500	Theravance Biopharma, Inc. *^	467,325
		6,334,062
	Energy - Exploration & Production - 6.7%
4,500	Carrizo Oil & Gas, Inc. *	225,720
10,300	Matador Resources Co. *	283,662
133,000	Penn Virginia Corp. *	618,450
97,750	Triangle Petroleum Corp. *	501,457
		1,629,289
	Financial - 3.7%
57,800	HomeTrust Bancshares, Inc. *	894,744

	Industrial - 9.6%
63,800	CECO Environmental Corp.	724,130
51,400	MasTec, Inc. *	907,724
14,000	XPO Logistics, Inc. *	688,240
		2,320,094
	Medical Devices - 5.9%
34,000	Intersect ENT, Inc. *	807,160
270,600	TearLab Corp. *	625,086
		1,432,246
	Retail & Restaurants - 6.8%
312,450	Pacific Sunwear of California, Inc. *	484,298
54,200	Rave Restaurant Group, Inc. *	706,226
12,400	Steven Madden, Ltd. *	468,472
		1,658,996
	Technology-Hardware - 2.7%
31,300	CEVA, Inc. *	642,902

	Technology-Software & Services - 38.2%
38,500	Castlight Health, Inc. *	336,105
19,200	Cvent, Inc. *	506,112
175,000	E-House (China) Holdings Ltd. - ADR ^	973,000
9,600	Ellie Mae, Inc. *	606,912
90,029	Immersion Corp. *	1,088,451
19,525	LogMeIn, Inc. *	1,239,252
54,632	Numerex Corp. *	467,650
40,800	Pandora Media, Inc. *	761,736

15,500		Rally Software Development Corp. *	301,010
17,833		Shutterfly, Inc. *	829,234
22,400		SINA Corp. *^	912,352
25,850		Yelp Inc. *	1,238,473
			9,260,287
		TOTAL COMMON STOCKS (Cost $20,384,160)	24,172,620

		SHORT TERM INVESTMENT - 0.5%
		Money Market Fund - 0.5%
120,649		Fidelity Government Portfolio-Class I, 0.01% (a)	120,649
		TOTAL SHORT TERM INVESTMENT (Cost $120,649)	120,649

		TOTAL INVESTMENTS (Cost $20,504,809) - 100.3%	24,293,269
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(73,391)
		TOTAL NET ASSETS - 100.0%	$24,219,878

	*	Non Income Producing.
	ADR	American Depositary Receipt.
	^	U.S. Dollar-denominated foreign security.
	(a)	7 -day yield

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$6,334,062	$-	$-	$6,334,062
Energy-Exploration & Production	1,629,289	-	-	1,629,289
Financial	894,744	-	-	894,744
Industrial	2,320,094	-	-	2,320,094
Medical Devices	1,432,246	-	-	1,432,246
Retail & Restaurants	1,658,996	-	-	1,658,996
Technology-Hardware	642,902	-	-	642,902
Technology-Software & Services	9,260,287	-	-	9,260,287
Total Common Stock	24,172,620	-	-	24,172,620

Short Term Investment
Money Market Fund	120,649	-	-	120,649

Total Investments in Securities	$24,293,269	$-	$-	$24,293,269

* There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Micro Cap Growth Fund
Schedule of Investments
May 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.8%
	Biotech & Pharmaceuticals - 13.5%
46,000	Array BioPharma Inc. *	$351,900
19,954	Cancer Genetics, Inc. *	220,492
5,121	Cempra, Inc. *	187,992
20,000	Omeros Corp. *	397,000
55,000	pSivida Corp. *	216,150
4,900	Tetraphase Pharmaceuticals, Inc. *	210,112
12,500	Theravance Biopharma, Inc. *^	174,375
		1,758,021
	Chemicals - 2.8%
42,110	BioAmber, Inc. *	368,462

	Energy-Exploration & Production - 2.3%
32,000	Penn Virginia Corp. *	148,800
30,388	Triangle Petroleum Corp. *	155,891
		304,691
	Financial - 3.5%
29,200	HomeTrust Bancshares, Inc. *	452,016

	Food & Beverages - 2.9%
61,413	Reed's, Inc. *	374,005

	Industrial - 3.7%
33,278	CECO Environmental Corp.	377,705
40,000	Energy Recovery, Inc. *	106,400
		484,105
	Medical Devices - 11.5%
35,671	Derma Sciences, Inc. *	234,002
33,660	iCAD, Inc. *	148,440
8,500	Intersect ENT, Inc. *	201,790
30,000	Nanosphere, Inc. *	102,900
34,350	STAAR Surgical Co. *	320,829
214,000	TearLab Corp. *	494,340
		1,502,301
	Retail & Restaurants - 11.5%
32,600	Geeknet, Inc. *	648,740
14,000	Jamba, Inc. *	214,340
158,000	Pacific Sunwear California, Inc. *	244,900
29,300	Rave Restaurant Group, Inc. *	381,779
		1,489,759
	Technology-Hardware - 5.0%
16,840	CEVA, Inc. *	345,894
85,000	Lantronix, Inc. *	130,050
320,000	Netlist, Inc. *	169,600
		645,544

		Technology-Software & Services - 38.1%
21,000		Castlight Health, Inc. *	183,330
90,000		Digital Turbine Inc. *	376,200
66,000		E-House (China) Holdings Ltd. - ADR ^	366,960
40,599		I.D. Systems, Inc. *	266,330
53,093		Immersion Corp. *	641,894
95,232		Jiayuan.com International Ltd. - ADR ^	883,753
4,164		LogMeIn, Inc. *	264,289
155,000		Mitek Systems, Inc. *	511,500
28,905		Numerex Corp. *	247,427
11,700		Rally Software Development Corp. *	227,214
100,000		Sysorex Global Holdings Corp. *	175,000
132,000		Top Image Systems Ltd. *^	451,440
110,000		USA Technologies, Inc. *	358,600
			4,953,937
		TOTAL COMMON STOCKS (Cost $11,853,735)	12,332,841

		SHORT TERM INVESTMENT - 5.3%
		Money Market Fund - 5.3%
692,349		Fidelity Government Portfolio-Class I, 0.01% (a)	692,349
		TOTAL SHORT TERM INVESTMENT (Cost $692,349)	692,349

		TOTAL INVESTMENTS (Cost $12,546,084) - 100.1%	13,025,190
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(19,461)
		TOTAL NET ASSETS - 100.0%	$13,005,729

	*	Non Income Producing.
	ADR	American Depository Receipt.
	^	U.S. Dollar-denominated foreign security.
	(a)	7 - day yield

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Micro Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$1,758,021	$-	$-	$1,758,021
Chemicals	$368,462	-	-	368,462
Energy-Exploration & Production	304,691	-	-	304,691
Financial	452,016	-	-	452,016
Food & Beverages	374,005	-	-	374,005
Industrial	484,105	-	-	484,105
Medical Devices	1,502,301	-	-	1,502,301
Retail & Restaurants	1,489,759	-	-	1,489,759
Technology-Hardware	645,544	-	-	645,544
Technology-Software & Services	4,953,937	-	-	4,953,937
Total Common Stock	12,332,841	-	-	12,332,841

Short Term Investment
Money Market Fund	692,349	-	-	692,349

Total Investments in Securities	$13,025,190	$-	$-	$13,025,190

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob
Jacob Wisdom Fund
Schedule of Investments
May 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.5%
	Air Freight & Logistics - 2.1%
2,400	Union Pacific Corp.	$242,184

	Beverages - 5.9%
2,400	Anheuser-Busch InBev NV - ADR ^	289,344
4,800	The Coca-Cola Co.	196,608
1,800	Diageo plc - ADR ^	199,728
		685,680
	Cable/Satellite TV - 6.9%
3,000	DIRECTV *	273,120
6,000	Liberty Global plc *^	322,500
3,000	Viacom Inc.	200,640
		796,260
	Chemicals - 3.3%
1,200	CF Industries Holdings, Inc.	379,056

	Commercial Banks - 2.0%
7,500	Banco Latinoamericano de Comercio Exterior SA ^	227,475

	Commercial Services & Supplies - 8.7%
500	AutoZone, Inc. *	336,810
1,200	The Sherwin-Williams Co.	345,816
4,500	Verisk Analytics, Inc. - Class A *	326,610
		1,009,236
	Consumer Finance - 10.0%
4,800	American Express Co.	382,656
4,000	MasterCard, Inc. - Class A	369,040
6,000	Visa Inc. - Class A	412,080
		1,163,776
	Consumer Non-Cyclical - 1.7%
2,400	Philip Morris International Inc.	199,368

	Food & Staples Retailing - 2.8%
1,500	Costco Wholesale Corp.	213,885
1,500	Wal-Mart Stores, Inc.	111,405
		325,290
	Food Products - 8.5%
6,000	Campbell Soup Co.	290,040
3,000	Kraft Foods Group, Inc.	253,350
3,000	Mead Johnson Nutrition Co.	291,900
3,600	Unilever NV - NY Shares - ADR ^	153,720
		989,010
	Health Care Equipment & Supplies - 5.7%
2,700	C.R. Bard, Inc.	459,864
2,400	DaVita HealthCare Partners Inc. *	201,072
		660,936
	Hotels, Restaurants & Leisure - 2.0%
2,400	McDonald's Corp.	230,232

	Insurance - 4.1%
2,000	Berkshire Hathaway Inc. - Class B *	286,000
2,000	The Chubb Corp.	195,000
		481,000
	Machinery - 8.4%
2,000	Cummins Inc.	271,100
4,800	The Toro Co.	328,272
3,000	WABCO Holdings Inc. *	379,260
		978,632

		Oil, Gas & Consumable Fuels - 6.2%
2,400		Chevron Corp.	247,200
2,400		Exxon Mobil Corp.	204,480
10,500		Southwestern Energy Co. *	270,585
			722,265
		Pharmaceuticals - 8.0%
3,300		Eli Lilly & Co.	260,370
6,000		Gilead Sciences, Inc. *	673,620
			933,990
		Technology-Hardware & Software - 8.4%
7,500		Apple Computer, Inc.	977,100

		Textiles, Apparel & Luxury Goods - 4.8%
3,000		Kohl's Corp.	196,470
3,600		Nike, Inc. - Class B	366,012
			562,482
		TOTAL COMMON STOCKS (Cost $7,232,132)	11,563,972

		SHORT TERM INVESTMENT - 0.8%
		Money Market Fund - 0.8%
94,350		Fidelity Government Portfolio-Class I, 0.01% (a)	94,350
		TOTAL SHORT TERM INVESTMENT (Cost $94,350)	94,350

		TOTAL INVESTMENTS (Cost $7,326,482) - 100.3%	11,658,322
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(39,185)
		TOTAL NET ASSETS - 100.0%	$11,619,137

	ADR	American Depository Receipt.
	^	U.S. Dollar-denominated foreign security.
	*	Non Income Producing.
	(a)	7 - day yield

Jacob Wisdom Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Wisdom Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Wisdom Fund's investments as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$242,184	$-	$-	$242,184
Beverages	685,680	-	-	685,680
Cable/Satellite TV	796,260	-	-	796,260
Chemicals	379,056	-	-	379,056
Commercial Banks	227,475	-	-	227,475
Commercial Services & Supplies	1,009,236	-	-	1,009,236
Consumer Finance	1,163,776	-	-	1,163,776
Consumer Non-Cyclical	199,368	-	-	199,368
Food & Staples Retailing	325,290	-	-	325,290
Food Products	989,010	-	-	989,010
Health Care Equipment & Supplies	660,936	-	-	660,936
Hotels, Restaurants & Leisure	230,232	-	-	230,232
Insurance	481,000	-	-	481,000
Machinery	978,632	-	-	978,632
Oil, Gas & Consumable Fuels	722,265	-	-	722,265
Pharmaceuticals	933,990	-	-	933,990
Technology-Hardware & Software	977,100	-	-	977,100
Textiles, Apparel & Luxury Goods	562,482	-	-	562,482
Total Common Stock	11,563,972	-	-	11,563,972

Short Term Investment
Money Market Fund	94,350	-	-	94,350

Total Investments in Securities	$11,658,322	$-	$-	$11,658,322

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$30,463,244
Gross unrealized appreciation	15,762,749
Gross unrealized depreciation	(2,626,118)
Net unrealized appreciation	$13,136,631

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$20,504,809
Gross unrealized appreciation	6,057,633
Gross unrealized depreciation	(2,269,173)
Net unrealized appreciation	$3,788,460

The cost basis of investments in the Jacob Micro Cap Growth Fund for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$12,546,084
Gross unrealized appreciation	2,473,914
Gross unrealized depreciation	(1,994,808)
Net unrealized appreciation	$479,106

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$7,326,482
Gross unrealized appreciation	4,488,320
Gross unrealized depreciation	(156,480)
Net unrealized appreciation	$4,331,840

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President

Date  7/14/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President

Date  7/14/2015

By (Signature and Title)  /s/ Francis Alexander
                                            Francis Alexander, Treasurer

Date  7/14/2015